Offsets	Jul. 30, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Empire State Realty Trust, Inc.
Form or Filing Type	S-3
File Number	333-273535
Initial Filing Date	Jul. 31, 2023
Fee Offset Claimed	$ 23,036.93
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A common stock, $0.01 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	29,894,869
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 237,664,208.55
Offset Note	Includes up to 29,894,869 shares of Class A common stock to be offered for resale from time to time by the stockholder pursuant to their contractual rights. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of Class A common stock that may be offered hereby are deemed to cover such additional shares of Class A common stock as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments.
Termination / Withdrawal Statement	The registrant is registering 29,894,869 shares of Class A common stock having a proposed maximum aggregate price of up to $166,813,369.02 pursuant to the prospectus supplement to which this Exhibit 107 relates (the "Current Prospectus Supplement"). The registrant had previously registered 29,894,869 shares of Class A common stock having an aggregate offering price of up to $237,664,208.55, offered by means of a prospectus supplement dated July 31, 2023 (the "2023 Prospectus Supplement") and an accompanying prospectus pursuant to a Registration Statement filed on Form S-3 (File No. 273535) with the Securities and Exchange Commission (the "SEC"). In connection with the filing of the 2023 Prospectus Supplement, the registrant incurred a registration fee of $26,190.60, of which $24,911.87 was offset against fees previously paid with respect to unsold securities registered pursuant to a prospectus supplement dated July 31, 2020 (the "2020 Prospectus Supplement") and $1,278.73 was paid as the net fee due. None of the securities registered pursuant to the 2023 Prospectus Supplement were sold pursuant to the 2023 Prospectus Supplement, which is being superseded and replaced by the Current Prospectus Supplement, and the offering of unsold securities pursuant to the 2023 Prospectus Supplement terminated on July 30, 2026. The registrant had previously registered 29,894,869 shares of Class A common stock having an aggregate offering price of up to $191,925,058.98, offered by means of the 2020 Prospectus Supplement and an accompanying prospectus dated July 31, 2020 pursuant to a Registration Statement filed on Form S-3 (File No. 333-240251) with the SEC on July 31, 2020. In connection with the filing of the 2020 Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of $24,911.87. None of these securities were sold pursuant to the 2020 Prospectus Supplement, which was superseded and replaced by the 2023 Prospectus Supplement. In addition, the registrant had previously registered 29,610,854 shares of Class A common stock having an aggregate offering price of up to $609,095,267.00, offered by means of a prospectus supplement dated February 2, 2017 (the "2017 Prospectus Supplement") and an accompanying prospectus dated October 7, 2014 pursuant to a Registration Statement filed on Form S-3 (File No. 333-199199) filed with the SEC on October 7, 2014. In connection with the 2017 Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of $70,594.14. Pursuant to Rule 457(p) under the Securities Act, $23,036.93 of the registration fees that were paid or offset with respect to securities previously registered pursuant to the 2023 Prospectus Supplement, the 2020 Prospectus Supplement and the 2017 Prospectus Supplement and not sold thereunder is offset against the registration fee due in connection with the Current Prospectus Supplement. Accordingly, no registration fee is being paid hereby.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Empire State Realty Trust, Inc.
Form or Filing Type	S-3
File Number	333-273535
Filing Date	Jul. 31, 2023
Fee Paid with Fee Offset Source	$ 1,278.73
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Empire State Realty Trust, Inc.
Form or Filing Type	S-3
File Number	333-199199
Filing Date	Oct. 07, 2014
Fee Paid with Fee Offset Source	$ 70,594.14